Quarterly Holdings Report
for

Fidelity Advisor® International Capital Appreciation Fund

January 31, 2020

AICAP-QTLY-0320
1.813045.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Bailiwick of Jersey - 1.0%
Experian PLC	1,000,100	$34,811,464
Bermuda - 0.1%
IHS Markit Ltd.	27,313	2,153,903
Brazil - 3.4%
BM&F BOVESPA SA	3,179,300	35,782,529
Equatorial Energia SA	5,149,300	28,664,669
Lojas Renner SA	2,109,800	28,302,435
Rumo SA (a)	5,685,900	30,802,055

TOTAL BRAZIL		123,551,688

Canada - 7.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,059,800	35,420,095
Brookfield Asset Management, Inc. Class A	623,500	38,164,435
Canadian National Railway Co.	441,540	41,261,336
Canadian Pacific Railway Ltd.	138,200	36,711,659
CGI Group, Inc. Class A (sub. vtg.) (a)	420,600	32,204,472
Constellation Software, Inc.	34,280	36,032,336
Thomson Reuters Corp.	405,200	32,574,602
Waste Connection, Inc. (Canada)	316,230	30,478,417

TOTAL CANADA		282,847,352

Cayman Islands - 7.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	436,960	90,271,564
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	291,200	35,395,360
Shenzhou International Group Holdings Ltd.	2,342,400	30,966,113
TAL Education Group ADR (a)	742,200	37,035,780
Tencent Holdings Ltd.	1,493,000	71,201,477

TOTAL CAYMAN ISLANDS		264,870,294

China - 3.4%
Kweichow Moutai Co. Ltd. (A Shares)	199,400	29,286,342
Ping An Insurance Group Co. of China Ltd. (H Shares)	3,621,000	40,945,761
Shanghai International Airport Co. Ltd. (A Shares)	2,523,100	24,596,878
Wuliangye Yibin Co. Ltd. (A Shares)	1,657,700	28,962,224

TOTAL CHINA		123,791,205

Denmark - 3.2%
DSV A/S	294,544	32,068,965
Novo Nordisk A/S Series B	770,300	46,889,466
ORSTED A/S (b)	339,300	37,062,705

TOTAL DENMARK		116,021,136

Finland - 1.6%
Kone OYJ (B Shares)	512,700	33,127,215
Neste Oyj	604,413	24,051,234

TOTAL FINLAND		57,178,449

France - 13.9%
Air Liquide SA	281,870	40,755,468
Dassault Systemes SA	214,600	37,294,934
Edenred SA	592,936	32,084,093
Hermes International SCA	45,830	34,390,064
Kering SA	60,548	37,268,672
L'Oreal SA	143,920	40,206,887
Legrand SA	421,300	33,828,376
LVMH Moet Hennessy Louis Vuitton SE	113,371	49,369,933
Pernod Ricard SA	203,700	35,355,461
Safran SA	246,900	39,964,678
Sanofi SA	492,000	47,447,706
SR Teleperformance SA	127,800	32,145,859
VINCI SA	358,300	39,816,736

TOTAL FRANCE		499,928,867

Germany - 6.2%
adidas AG	120,257	38,117,439
Deutsche Borse AG	213,000	34,737,276
MTU Aero Engines Holdings AG	106,816	32,506,600
SAP SE	392,400	51,102,758
Symrise AG	321,200	33,107,724
Vonovia SE	621,500	35,525,212

TOTAL GERMANY		225,097,009

Hong Kong - 1.4%
AIA Group Ltd.	4,920,200	48,754,008
India - 3.9%
HDFC Bank Ltd.	1,802,232	30,785,542
Housing Development Finance Corp. Ltd.	1,141,069	38,457,190
Kotak Mahindra Bank Ltd.	1,385,946	32,699,378
Reliance Industries Ltd.	1,875,900	36,898,947

TOTAL INDIA		138,841,057

Indonesia - 0.9%
PT Bank Central Asia Tbk	13,042,600	30,819,942
Ireland - 2.6%
Kerry Group PLC Class A	260,740	33,341,727
Kingspan Group PLC (Ireland)	525,160	32,412,157
Linde PLC	144,600	29,372,598

TOTAL IRELAND		95,126,482

Italy - 1.3%
Enel SpA	5,174,000	45,098,257
Japan - 2.9%
Hoya Corp.	366,500	35,076,034
Kao Corp.	428,000	34,136,074
Keyence Corp.	109,768	36,899,286

TOTAL JAPAN		106,111,394

Netherlands - 6.7%
Airbus Group NV	290,500	42,664,029
ASML Holding NV (Netherlands)	172,500	48,409,951
Ferrari NV	189,100	31,982,507
Unilever NV	936,500	54,646,856
Wolters Kluwer NV	445,339	33,545,907
Yandex NV Series A (a)	672,800	30,148,168

TOTAL NETHERLANDS		241,397,418

Philippines - 0.8%
SM Prime Holdings, Inc.	40,140,200	30,484,137
South Africa - 0.8%
Capitec Bank Holdings Ltd.	327,121	29,340,303
Spain - 4.1%
Amadeus IT Holding SA Class A	438,791	34,463,927
Cellnex Telecom SA (b)	693,862	34,567,182
Ferrovial SA	1,038,869	33,020,839
Iberdrola SA	4,078,751	44,647,328

TOTAL SPAIN		146,699,276

Sweden - 2.8%
ASSA ABLOY AB (B Shares)	1,393,200	33,069,404
Atlas Copco AB (A Shares)	979,100	34,782,973
Hexagon AB (B Shares)	583,783	31,848,553

TOTAL SWEDEN		99,700,930

Switzerland - 7.8%
Givaudan SA	10,385	34,286,026
Nestle SA (Reg. S)	757,170	83,510,324
Partners Group Holding AG	34,779	31,948,151
Roche Holding AG (participation certificate)	201,780	67,690,858
Sika AG	177,918	32,048,145
Temenos Group AG	205,110	33,198,348

TOTAL SWITZERLAND		282,681,852

Taiwan - 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	6,962,000	71,412,760
United Kingdom - 9.7%
Ashtead Group PLC	1,019,300	33,043,948
AstraZeneca PLC (United Kingdom)	509,000	49,794,267
British American Tobacco PLC (United Kingdom)	1,073,700	47,344,725
Compass Group PLC	1,429,550	35,341,663
Diageo PLC	1,147,954	45,393,682
HomeServe PLC	1,759,600	29,787,934
London Stock Exchange Group PLC	369,200	38,153,421
RELX PLC (London Stock Exchange)	1,477,658	39,278,610
Rentokil Initial PLC	5,050,200	31,143,245

TOTAL UNITED KINGDOM		349,281,495

United States of America - 2.7%
MasterCard, Inc. Class A	101,050	31,925,737
NICE Systems Ltd. sponsored ADR (a)(c)	201,800	34,770,140
Visa, Inc. Class A	159,840	31,803,365

TOTAL UNITED STATES OF AMERICA		98,499,242

TOTAL COMMON STOCKS
(Cost $3,029,445,883)		3,544,499,920

Money Market Funds - 2.4%
Fidelity Cash Central Fund 1.58% (d)	85,604,071	85,621,192
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)	1,060,394	1,060,500
TOTAL MONEY MARKET FUNDS
(Cost $86,681,692)		86,681,692
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $3,116,127,575)		3,631,181,612
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(25,720,851)
NET ASSETS - 100%		$3,605,460,761

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $71,629,887 or 2.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$229,577
Fidelity Securities Lending Cash Central Fund	4,873
Total	$234,450

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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